DIGITAL ASSETS - Narrative (Details) - Galaxy Digital Holdings, LP - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Crypto Asset, Activity [Line Items]
Blockchain rewards generated from proprietary staking activities		$ 30.0	$ 4.0	$ 7.5
Net realized gain / (loss)		0.0	0.0	$ (44.6)
Restricted By Lock-Up Schedules
Crypto Asset, Activity [Line Items]
Restricted crypto assets		59.9	68.0
Restricted By Lock-Up Schedules | Maximum
Crypto Asset, Activity [Line Items]
Restriction duration	3 years
Crypto Assets Staked
Crypto Asset, Activity [Line Items]
Restricted crypto assets		$ 371.7	$ 163.3
Restriction duration		11 days	11 days
Crypto Asset, Decentralized Finance Protocols
Crypto Asset, Activity [Line Items]
Percentage of digital assets issued		41.00%
Bitcoin
Crypto Asset, Activity [Line Items]
Percentage of digital assets issued		18.00%
Aave
Crypto Asset, Activity [Line Items]
Percentage of digital assets issued		10.00%
Bitcoin and Tether
Crypto Asset, Activity [Line Items]
Digital assets borrowed, percentage		87.00%
Bitcoin, Ether, DAI, and SOL
Crypto Asset, Activity [Line Items]
Digital assets borrowed, percentage			84.00%